Basis of Presentation and Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation and Accounting Policies

(2)    Basis of Presentation and Accounting Policies

(a)	Basis of Presentation and Consolidation

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (“2021 Form 20-F”) filed with the Securities and Exchange Commission on March 17, 2022.

The condensed consolidated financial statements of the Company include TGH and all of its wholly-owned subsidiaries. All significant intercompany accounts and balances have been eliminated in consolidation.

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities in the financial statements. The Company’s management evaluates its estimates on an ongoing basis, including those related to container rental equipment such as residual values and depreciable lives, containers held for sale, allowance for credit losses, income taxes and accruals. Actual results could differ from those estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s condensed consolidated balance sheet as of June 30, 2022, the Company’s condensed consolidated statements of operations and comprehensive income for the three and six month periods ended June 30, 2022 and 2021, and the Company’s condensed consolidated statements of shareholders’ equity and cash flows for the six month periods ended June 30, 2022 and 2021. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2022.

(b)	Containers

Capitalized costs for container leasing equipment include the container cost payable to the manufacturer, inspection, delivery, and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined location. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated residual value. Repair and maintenance costs that do not extend the useful lives of the container leasing equipment are recognized in “direct container expense - owned fleet” in the condensed consolidated statements of operations at the time the costs are incurred.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment of the Company’s leasing equipment for the three and six months ended June 30, 2022 and 2021.

Write-Off (Recoveries) of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. For the three and six months ended June 30, 2022, the Company recorded impairment charges of $1,068 to write-off containers that were unlikely to be recovered from lessees in default, offset by gains of $827 associated with recoveries on containers previously estimated as lost with lessees in default . For the three and six months ended June 30, 2021, the Company recorded gains of $41 and $7,618, respectively, associated with recoveries on containers previously estimated as lost with lessees in default, offset by impairment charges of $0 and $1,865, respectively, to write-off containers that were unlikely to be recovered from lessees in default. The gain on container recovery of $7,577 during the first quarter of 2021 was due to the reinstatement of containers with a previously insolvent and bankrupt lessee who made a successful exit from bankruptcy, and such containers had been written off in 2019. These amounts are recorded in the condensed consolidated statements of operations as “container lessee default expense (recovery), net”.

Impairment of Containers Held for Sale

Containers identified as held for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value is estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. The carrying value of containers held for sale that have been impaired and written down to their estimated fair value less cost to sell was $778 and $270 as of June 30, 2022 and December 31, 2021, respectively. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the three and six months ended June 30, 2022, the Company recorded container impairment charges of $253 and $603, respectively, and during the three and six months ended June 30, 2021, the Company recorded container impairment charges (reversals) of $295 and $(544), respectively,  to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices. The impairment charges (reversals) are included in “depreciation and amortization” in the condensed consolidated statements of operations.

(c)	Container Lessee Default Expense (Recovery), net

One of the Company’s customers became bankrupt in 2019. In 2021, the bankruptcy settlement agreement related to the restructuring of the previously insolvent customer was finalized. As a result of the assessment of the previously insolvent customer’s restructuring and successful exit from bankruptcy, the Company recorded a container loss recovery of $7,986 included in “container lessee default expense (recovery), net” in the condensed consolidated statements of operations during the first quarter of 2021. The Company did not submit a final insurance claim after its review of the previously insolvent customer’s restructuring plan, therefore, the insurance receivable of $2,106 was written-off and included in “container lessee default expense (recovery), net” in the condensed consolidated statements of operations during the first quarter of 2021. For further discussion on the Company’s insurance receivable and impairment due to write-off containers that were unlikely to be recovered from lessees in default, please refer to Item 18, “Financial Statements – Note 2” in our 2021 Form 20-F.

(d)	Capitalized Implementation Costs

Implementation costs associated with a cloud-based hosting arrangement that is a service contract are capitalized when incurred during the application development phase. As of June 30, 2022 and December 31, 2021, the Company’s aggregate capitalized implementation costs amounted to $10,150 and $8,767, respectively, which were included in “prepaid expenses and other current assets” in the Company’s condensed consolidated balance sheets. Amortization of the capitalized implementation costs relating to the new enterprise resource planning (ERP) system commenced in January 2022 when the hosting arrangement was ready for its intended use and is amortized on a straight-line basis over seven years which is the term of the hosting arrangement, including reasonably certain renewals. During the three and six months ended June 30, 2022, the Company recorded amortization of capitalized implementation costs of $243 and $409, respectively, which was included in “general and administrative expense” in the Company’s condensed consolidated statements of operations.

(e)	Concentrations

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its geographic concentration lies with the creditworthiness of the lessees rather than the location of the containers or the domicile of the lessees.

Total lease rental income, as reported in the condensed consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Total Lease Rental Income	2022	2021	2022	2021
Customer A	24.5%	19.5%	24.0%	19.5%
Customer B	15.6%	11.7%	15.1%	12.1%
Customer C	13.5%	4.4%	11.3%	4.6%
Customer D	10.7%	7.8%	10.8%	12.5%

(f)	Fair Value Measurements

As of June 30, 2022 and December 31, 2021, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 2 (b) “Containers”, Note 5 “Leases” and Note 8 “Debt and Derivative Instruments” for further discussions on fair value of containers held for sale, fair value of net investment in finance leases and container leaseback financing receivable, and fair value of derivative instruments, respectively.

As of June 30, 2022 and December 31, 2021, the Company held investments in marketable equity securities with readily determinable fair values of $2,744 and $2,866, respectively. The fair value of investments in marketable equity securities is measured at each balance sheet date based on quoted market prices (Level 1) and the change in fair value of marketable equity securities still held as of June 30, 2022 was $85 and $(122) for the three and six months ended June 30, 2022, respectively, which was recorded as “unrealized gain (loss) on financial instruments, net” in the condensed consolidated statements of operations. The change in fair value of investments in marketable equity securities amounted to $(579) during both the three and six months ended June 30, 2021.

(g)	Reclassifications and Changes in Presentation

Certain prior period amounts for the three and six months ended June 30, 2021 have been reclassified to conform to the current period presentation as discussed below:

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The Company reclassified the total lease rental income out of the previously reported line items “lease rental income - owned fleet” and “lease rental income - managed fleet” to the line items “operating leases – owned fleet”, “operating leases – managed fleet” and “finance leases and container leaseback financing receivable – owned fleet” to additionally present breakdown of total lease rental income by lease type in the condensed consolidated statements of operations.

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The Company reclassified the amounts out of the separate line item “amortization expense” to be included within the line item “depreciation and amortization” in the condensed consolidated statements of operations and in the condensed consolidated statements of cash flows.

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The Company reclassified the amounts out of the previously reported line item “write-off of unamortized debt issuance costs and bond discounts” to the line item “debt termination expense” in the condensed consolidated statements of operations.

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The Company reclassified the amounts for write-off of unamortized debt issuance costs and bond discounts included within cash flows from operating activities out of the previously reported line item “amortization and write-off of unamortized debt issuance costs and accretion of bond discounts” to the line item “debt termination expense” in the condensed consolidated statements of cash flows.

The changes in the presentation have no impact on “total lease rental income”, “total operating expenses”, “net income”, “net cash provided by operating activities”, and “net increase (decrease) in cash, cash equivalents and restricted cash”.

(h)	Recently Issued Accounting Standards

In July 2021, the FASB issued Accounting Standards Update No. 2021-05, Leases (Topic 842), Lessors – Certain Leases with Variable Lease Payments (“ASU 2021-05”). The amendment provides guidance to clarify lessor’s accounting for certain leases with variable lease payments by amending the lessor lease classification requirements under Topic 842, which was adopted by the Company on the effective date of January 1, 2019. ASU 2021-05 requires a lessor to classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in Topic 842; and 2) The lessor would have otherwise recognized a day-one loss. The Company adopted ASU 2021-05 effective January 1, 2022 on a prospective basis. Based on the nature of the Company’s finance leases, the adoption of this guidance did not have an impact on the Company’s condensed consolidated financial statements.

In March 2022, the FASB issued Accounting Standards Update No. 2022-02, Financial Instruments – Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”). The amendment eliminates the accounting guidance for troubled debt restructurings by creditors in Topic 310 - Receivables and amends the disclosure requirements for restructurings involving borrowers that are experiencing financial difficulty under ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which was adopted by the Company on the effective date of January 1, 2020. ASU 2022-02 requires disclosure of current period gross write-offs by year of origination for financing receivables and net investment in finance leases and must be included in the vintage disclosure of the amortized cost basis of financing receivables and net investment in finance leases by credit quality indicator and by year of origination as required by ASU 2016-13. ASU 2022-02 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company will adopt ASU 2022-02 effective January 1, 2023 on a prospective basis and expects no impact on the Company’s condensed consolidated financial statements other than the enhanced disclosure requirements.

There were no changes to the Company’s significant accounting policies during the three and six months ended June 30, 2022. For further discussion on the Company’s accounting policies, please refer to Note 1 “Nature of Business and Summary of Significant Accounting Polices” in Item 18, “Financial Statements” in our 2021 Form 20-F.